CONCENTRATION RISK (Tables)	12 Months Ended
Jul. 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years Ended July 31,
	2024	2025	2026
Percentage of the Group’s total revenue
Customer A	11.36%	*	14.17%
Customer B	12.75%	13.92%	*
Customer C	*	11.78%	*
Customer D	10.30%	*	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable, gross:

	As of July 31,	As of July 31,
	2025	2026
Percentage of the Group’s accounts receivable, gross
Customer E	28.93%	40.10%
Customer B	24.22%	23.63%
Customer F	17.78%	*

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the Years Ended July 31,
	2024	2025	2026
Percentage of the Group’s purchase
Supplier A	48.80%	47.40%	57.65%
Supplier B	17.59%	*	18.01%
Supplier C	*	*	4.97%
Supplier D	*	13.29%	*
Supplier E	13.16%	10.19%	*
Supplier F	18.91%	*	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,	As of July 31,
	2025	2026
Percentage of the Group’s accounts payable
Supplier C	*	26.89%
Supplier A	36.45%	*

*	Represent less than 10%